April 30, 2025

2025 Quarterly Report (Unaudited)

BlackRock ETF Trust
• iShares U.S. Thematic Rotation Active ETF | THRO | NYSE Arca

Not FDIC Insured • May Lose Value • No Bank Guarantee

Schedule of Investments (unaudited)
April 30, 2025
iShares U.S. Thematic Rotation Active ETF
(Formerly BlackRock Future U.S. Themes ETF)
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Aerospace & Defense — 1.5%
Axon Enterprise Inc.(a)	2,667	$1,635,671
General Electric Co.	31,148	6,277,568
Northrop Grumman Corp.	885	430,553
		8,343,792
Air Freight & Logistics — 0.2%
Expeditors International of Washington Inc.	10,115	1,111,740
Automobiles — 0.6%
Tesla Inc.(a)	12,223	3,448,842
Biotechnology — 0.7%
AbbVie Inc.	3,569	696,312
Gilead Sciences Inc.	26,036	2,773,875
Halozyme Therapeutics Inc.(a)	5,730	351,937
		3,822,124
Broadline Retail — 3.9%
Amazon.com Inc.(a)	107,696	19,861,296
Dillard's Inc., Class A	7,113	2,465,793
		22,327,089
Building Products — 1.0%
Armstrong World Industries Inc.	4,353	631,272
Lennox International Inc.	4,189	2,290,336
Trane Technologies PLC	7,517	2,881,341
		5,802,949
Capital Markets — 0.2%
Affiliated Managers Group Inc.	978	161,986
Intercontinental Exchange Inc.	1,780	298,987
S&P Global Inc.	890	445,044
		906,017
Chemicals — 0.9%
Ecolab Inc.	2,672	671,821
Linde PLC	9,784	4,434,402
		5,106,223
Commercial Services & Supplies — 2.5%
Cintas Corp.	1,782	377,214
Clean Harbors Inc.(a)	10,677	2,284,237
Copart Inc.(a)	30,249	1,846,097
Republic Services Inc., Class A	16,912	4,240,684
Veralto Corp.	8,896	853,127
Waste Connections Inc.	21,364	4,222,167
Waste Management Inc.	2,667	622,371
		14,445,897
Communications Equipment — 1.8%
Cisco Systems Inc.	89,005	5,138,259
F5 Inc.(a)	8,004	2,118,979
Juniper Networks Inc.	3,569	129,626
Motorola Solutions Inc.	6,238	2,747,153
		10,134,017
Construction & Engineering — 1.6%
AECOM	5,337	526,495
Comfort Systems USA Inc.	2,675	1,063,446
Dycom Industries Inc.(a)	9,794	1,640,985
EMCOR Group Inc.	9,098	3,645,569
Fluor Corp.(a)	21,360	745,250
MasTec Inc.(a)	12,449	1,585,007
		9,206,752
Consumer Staples Distribution & Retail — 5.8%
Costco Wholesale Corp.	18,021	17,921,884
Kroger Co. (The)	25,818	1,864,318
Security	Shares	Value
Consumer Staples Distribution & Retail (continued)
Sprouts Farmers Market Inc.(a)	14,603	$2,497,113
U.S. Foods Holding Corp.(a)	7,115	467,171
Walmart Inc.	108,740	10,574,965
		33,325,451
Containers & Packaging — 0.4%
AptarGroup Inc.	14,771	2,214,912
Distributors — 0.2%
Genuine Parts Co.	742	87,222
LKQ Corp.	22,257	850,440
		937,662
Electrical Equipment — 0.2%
Acuity Brands Inc.	887	216,082
Hubbell Inc., Class B	2,060	748,151
		964,233
Electronic Equipment, Instruments & Components — 2.9%
Amphenol Corp., Class A	117,469	9,039,240
Badger Meter Inc.	14,238	3,144,035
Crane NXT Co.	2,675	125,511
Jabil Inc.	16,773	2,458,251
TD SYNNEX Corp.	15,123	1,675,628
		16,442,665
Energy Equipment & Services — 0.3%
Baker Hughes Co., Class A	20,468	724,567
Noble Corp. PLC	22,252	483,758
TechnipFMC PLC	5,348	150,653
Tidewater Inc.(a)	8,903	322,200
		1,681,178
Entertainment — 1.9%
Electronic Arts Inc.	8,003	1,161,155
Netflix Inc.(a)	7,123	8,061,242
Spotify Technology SA(a)(b)	2,675	1,642,396
		10,864,793
Financial Services — 2.2%
Berkshire Hathaway Inc., Class B(a)	10,100	5,385,825
Essent Group Ltd.	2,428	138,226
Fiserv Inc.(a)	23,131	4,269,289
Jack Henry & Associates Inc.	6,234	1,081,162
Visa Inc., Class A	5,346	1,847,043
		12,721,545
Food Products — 1.1%
Pilgrim's Pride Corp.	109,464	5,974,545
WK Kellogg Co.	4,453	79,842
		6,054,387
Ground Transportation — 0.5%
Uber Technologies Inc.(a)(b)	37,120	3,007,091
Health Care Equipment & Supplies — 7.6%
Abbott Laboratories	6,486	848,044
Becton Dickinson & Co.	1,788	370,277
Boston Scientific Corp.(a)	161,095	16,571,843
Edwards Lifesciences Corp.(a)	43,607	3,291,892
Globus Medical Inc., Class A(a)	26,705	1,916,618
Intuitive Surgical Inc.(a)	16,902	8,718,052
Medtronic PLC	8,010	678,928
Merit Medical Systems Inc.(a)	6,220	587,479
Penumbra Inc.(a)	9,788	2,866,318
Stryker Corp.	19,583	7,322,475
Zimmer Biomet Holdings Inc.	1,783	183,738
		43,355,664

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares U.S. Thematic Rotation Active ETF
(Formerly BlackRock Future U.S. Themes ETF)
(Percentages shown are based on Net Assets)
Security	Shares	Value
Health Care Providers & Services — 2.0%
Cardinal Health Inc.	11,575	$1,635,432
Cencora Inc.	4,950	1,448,716
Encompass Health Corp.	10,687	1,250,272
HCA Healthcare Inc.	3,949	1,362,721
McKesson Corp.	3,198	2,279,502
Tenet Healthcare Corp.(a)	10,669	1,525,134
UnitedHealth Group Inc.	4,048	1,665,509
		11,167,286
Hotels, Restaurants & Leisure — 0.9%
Expedia Group Inc.	3,558	558,357
Hilton Worldwide Holdings Inc.	8,017	1,807,673
Light & Wonder Inc.(a)(b)	23,018	1,965,277
Marriott International Inc./MD, Class A	4,457	1,063,351
		5,394,658
Household Durables — 0.6%
Champion Homes Inc.(a)(b)	12,455	1,077,357
Garmin Ltd.	5,454	1,019,189
Taylor Morrison Home Corp., Class A(a)	19,573	1,122,512
		3,219,058
Household Products — 2.6%
Church & Dwight Co. Inc.	2,073	205,932
Colgate-Palmolive Co.	66,772	6,155,711
Procter & Gamble Co. (The)	50,611	8,227,830
		14,589,473
Independent Power and Renewable Electricity Producers — 0.0%
Vistra Corp.	1,789	231,908
Insurance — 3.7%
Allstate Corp. (The)	2,668	529,305
Aon PLC, Class A	3,565	1,264,826
Arthur J Gallagher & Co.	2,673	857,204
Axis Capital Holdings Ltd.	18,688	1,800,028
Brown & Brown Inc.	5,333	589,830
Chubb Ltd.	4,447	1,272,198
Hartford Insurance Group Inc. (The)	1,620	198,725
Marsh & McLennan Companies Inc.	32,049	7,226,088
Progressive Corp. (The)	20,782	5,855,121
RLI Corp.	20,474	1,515,281
		21,108,606
Interactive Media & Services — 5.7%
Alphabet Inc., Class A	59,623	9,468,132
Alphabet Inc., Class C, NVS	48,956	7,876,531
Meta Platforms Inc., Class A	27,597	15,150,753
		32,495,416
IT Services — 1.7%
Accenture PLC, Class A	10,675	3,193,426
Amdocs Ltd.	3,552	314,636
Gartner Inc.(a)	2,672	1,125,126
GoDaddy Inc., Class A(a)	21,361	4,022,917
International Business Machines Corp.	3,567	862,572
		9,518,677
Machinery — 2.3%
Allison Transmission Holdings Inc.	4,456	411,021
Donaldson Co. Inc.	22,293	1,465,319
Graco Inc.	52,224	4,262,001
ITT Inc.	22,552	3,090,075
Lincoln Electric Holdings Inc.	7,340	1,293,308
Mueller Industries Inc.	24,941	1,834,660
Otis Worldwide Corp.	4,457	429,075
Security	Shares	Value
Machinery (continued)
Westinghouse Air Brake Technologies Corp.	1,778	$328,468
		13,113,927
Media — 0.1%
Fox Corp., Class A, NVS	14,247	709,358
Metals & Mining — 0.1%
Carpenter Technology Corp.	1,774	347,012
Multi-Utilities — 0.1%
CMS Energy Corp.	2,678	197,235
WEC Energy Group Inc.	3,549	388,686
		585,921
Oil, Gas & Consumable Fuels — 2.7%
Cheniere Energy Inc.	3,492	807,036
Chevron Corp.	2,133	290,216
ConocoPhillips	14,300	1,274,416
DT Midstream Inc.(a)	36,486	3,546,439
EOG Resources Inc.	11,782	1,299,908
EQT Corp.	2,495	123,353
Exxon Mobil Corp.	2,806	296,398
Hess Corp.	13,729	1,771,727
Hess Midstream LP, Class A	35,612	1,323,698
SM Energy Co.	27,585	628,662
Targa Resources Corp.	24,675	4,216,958
		15,578,811
Pharmaceuticals — 2.0%
Bristol-Myers Squibb Co.	25,658	1,288,032
Eli Lilly & Co.	7,948	7,144,854
Merck & Co. Inc.	32,628	2,779,906
		11,212,792
Professional Services — 1.4%
Automatic Data Processing Inc.	5,346	1,607,008
CACI International Inc., Class A(a)	1,454	665,743
ExlService Holdings Inc.(a)	10,677	517,621
SS&C Technologies Holdings Inc.	57,462	4,344,127
Verisk Analytics Inc., Class A	3,566	1,057,069
		8,191,568
Semiconductors & Semiconductor Equipment — 10.2%
Advanced Micro Devices Inc.(a)	9,794	953,446
Analog Devices Inc.	3,567	695,280
Applied Materials Inc.	14,243	2,146,563
Broadcom Inc.	54,286	10,448,426
Cirrus Logic Inc.(a)	13,348	1,281,942
First Solar Inc.(a)	5,484	689,997
KLA Corp.	1,779	1,250,086
Lam Research Corp.	6,235	446,862
Nvidia Corp.	333,139	36,285,501
Onto Innovation Inc.(a)	3,551	433,115
Qualcomm Inc.	3,052	453,100
Texas Instruments Inc.	20,469	3,276,063
		58,360,381
Software — 11.0%
Adobe Inc.(a)	2	750
AppLovin Corp., Class A(a)	895	241,032
Autodesk Inc.(a)	3,551	973,862
Box Inc., Class A(a)	95,224	2,972,893
Cadence Design Systems Inc.(a)	5,464	1,626,851
Check Point Software Technologies Ltd.(a)	56,074	12,311,607
CommVault Systems Inc.(a)	21,359	3,569,730
Fortinet Inc.(a)	1,218	126,380
Guidewire Software Inc.(a)	2,661	544,893

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares U.S. Thematic Rotation Active ETF
(Formerly BlackRock Future U.S. Themes ETF)
(Percentages shown are based on Net Assets)
Security	Shares	Value
Software (continued)
Manhattan Associates Inc.(a)	891	$158,055
Microsoft Corp.	75,643	29,898,652
Oracle Corp.	10,644	1,497,824
Palantir Technologies Inc., Class A(a)	18,176	2,152,765
Palo Alto Networks Inc.(a)	888	165,994
PTC Inc.(a)	16,026	2,483,549
Q2 Holdings Inc.(a)	6,229	493,648
Salesforce Inc.	2,530	679,836
Synopsys Inc.(a)	3,870	1,776,369
Tenable Holdings Inc.(a)	18,696	571,537
Teradata Corp.(a)	13,353	287,090
Zeta Global Holdings Corp., Class A(a)	16,904	220,766
		62,754,083
Specialty Retail — 6.0%
Abercrombie & Fitch Co., Class A(a)	7,889	547,654
AutoZone Inc.(a)	4	15,050
Dick's Sporting Goods Inc.	4,459	837,133
Gap Inc. (The)	4,548	99,601
Lowe's Companies Inc.	28,506	6,372,801
Murphy USA Inc.	1,784	889,449
O'Reilly Automotive Inc.(a)	891	1,260,943
Penske Automotive Group Inc.	861	134,032
Ross Stores Inc.	63,250	8,791,750
TJX Companies Inc. (The)	114,545	14,739,651
Williams-Sonoma Inc.	4,842	747,944
		34,436,008
Technology Hardware, Storage & Peripherals — 6.5%
Apple Inc.	164,865	35,033,813
Dell Technologies Inc., Class C	1,769	162,323
NetApp Inc.	13,092	1,175,007
Pure Storage Inc., Class A(a)	19,824	899,217
		37,270,360
Security	Shares	Value
Textiles, Apparel & Luxury Goods — 0.1%
Deckers Outdoor Corp.(a)	2,708	$300,128
Trading Companies & Distributors — 0.3%
WW Grainger Inc.	1,781	1,824,296
Wireless Telecommunication Services — 0.1%
T-Mobile U.S. Inc.	2,034	502,296
Total Long-Term Investments — 98.1% (Cost: $573,841,116)		559,137,046
Short-Term Securities
Money Market Funds — 2.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.46%(c)(d)(e)	4,682,667	4,684,540
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.30%(c)(d)	10,660,000	10,660,000
Total Short-Term Securities — 2.7% (Cost: $15,344,346)		15,344,540
Total Investments — 100.8% (Cost: $589,185,462)		574,481,586
Liabilities in Excess of Other Assets — (0.8)%		(4,632,778)
Net Assets — 100.0%		$569,848,808

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/25	Shares Held at 04/30/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$76,229	$4,608,701 (a)	$—	$(581)	$191	$4,684,540	4,682,667	$650 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	50,000	10,610,000 (a)	—	—	—	10,660,000	10,660,000	62,582	—
				$(581)	$191	$15,344,540		$63,232	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares U.S. Thematic Rotation Active ETF
(Formerly BlackRock Future U.S. Themes ETF)

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Micro E-Mini S&P 500 Index	2	06/20/25	$56	$(1,054)
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$559,137,046	$—	$—	$559,137,046
Short-Term Securities
Money Market Funds	15,344,540	—	—	15,344,540
	$574,481,586	$—	$—	$574,481,586
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$(1,054)	$—	$—	$(1,054)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation
NVS	Non-Voting Shares